Finance Leases as Lessee - Schedule of Amounts Recognized in the Combined Balance Sheet (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Amounts Recognized in the Combined Balance Sheet [Abstract]
Finance lease assets	$ 111,202
Lease liabilities, current	58,925
Lease liabilities, non-current	42,946
Total lease liabilities	101,871
Amortization of finance lease assets	868
Interest of lease liabilities	$ 541
Weighted average discount rate	3.00%
Weighted average remaining lease term	1 year 9 months 25 days